Interest and Finance Cost - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest And Finance Cost Disclosure [Abstract]
Interest on long-term debt (Note 8)	$ 2,359	$ 1,796	$ 1,460
Interest on Promissory Note (Note 3)	12
Capitalized interest (Note 5)	(13)	(228)	(306)
Loan commitment fees			169
Discount on early debt repayment			(1,114)
Amortization of deferred financing costs (Note 8)	173	136	193
Total	$ 2,531	$ 1,704	$ 402